Securities - Summary Of Debt Securities (Detail) - USD ($)	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 7,825,435,000		$ 8,587,179,000
Unrealized Gains	9,000		36,492,000
Unrealized Losses	(1,134,666,000)		(112,447,000)
Allowance for Credit Losses	0	$ 0
Fair Value	6,690,778,000		8,511,224,000
Government-sponsored residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	4,855,763,000		5,577,292,000
Unrealized Gains	0		17,918,000
Unrealized Losses	(743,855,000)		(70,502,000)
Allowance for Credit Losses	0
Fair Value	4,111,908,000		5,524,708,000
Government-sponsored commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	1,570,119,000		1,420,748,000
Unrealized Gains	0		760,000
Unrealized Losses	(221,165,000)		(12,640,000)
Allowance for Credit Losses	0
Fair Value	1,348,954,000		1,408,868,000
U.S. Agency bonds
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	1,100,891,000		1,202,377,000
Unrealized Gains	0		1,067,000
Unrealized Losses	(148,409,000)		(28,430,000)
Allowance for Credit Losses	0
Fair Value	952,482,000		1,175,014,000
U.S. Treasury securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	99,324,000		89,434,000
Unrealized Gains	0		5,000
Unrealized Losses	(6,267,000)		(834,000)
Allowance for Credit Losses	0
Fair Value	93,057,000		88,605,000
State and municipal bonds and obligations
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	198,039,000		263,910,000
Unrealized Gains	9,000		16,460,000
Unrealized Losses	(14,956,000)		(41,000)
Allowance for Credit Losses	0
Fair Value	183,092,000		280,329,000
Small Business Administration pooled securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost			31,821,000
Unrealized Gains			282,000
Unrealized Losses			0
Fair Value			32,103,000
Other debt securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	1,299,000		1,597,000
Unrealized Gains	0		0
Unrealized Losses	(14,000)		0
Allowance for Credit Losses	0
Fair Value	$ 1,285,000		$ 1,597,000